Terry R. Young
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com
VIA EDGAR
May 1, 2025
Commissioners
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Re:
The Northwestern Mutual Life Insurance Company
Northwestern Mutual Variable Life Account II
Registration Statement on Form N-6
File Nos. 333-282581 and 811-21933; CIK 0001359314
Commissioners:
The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”) on its own behalf, and on behalf of Northwestern Mutual Variable Life Account II (“Account II”), is transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 1 to the above-referenced Form N-6 Registration Statement (the “Amendment”) for certain survivorship variable universal life insurance policies (the, “SVULP Policies”).
Northwestern Mutual on its own behalf, and on behalf of Account II, filed the initial Form N-6 Registration Statement for the SVULP Policies with the Securities and Exchange Commission (the “SEC”) on October 10, 2024, to register the Policies as securities (the “Initial Registration Statement”). In a conference call between counsel for the Company and the SEC staff, the staff requested that Northwestern Mutual include audited financial statements for the Company and Account II, as of December 31, 2024, in the Amendment. The SEC staff provided no further comments on the Initial Registration Statement.
Northwestern Mutual notes that the Amendment includes the following disclosure which was not included in the Initial Registration Statement:
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additional disclosure regarding the terminal illness benefit;
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new disclosure addressing the Company’s reliance on no-action relief issued by the Division of Investment Management to the Committee of Annuity Insurers (“SEC Relief”) (pub. avail. April 11, 2024) to allow for the delayed payment of redemption proceeds from variable contracts in cases where the sponsoring insurer has a reasonable belief that financial exploitation of a senior or other vulnerable adult contract owner has occurred, is occurring, has been attempted or will be attempted and disclosure addressing certain conditions related to that SEC Relief; and
●
certain minor updating and clarifying changes.
The SEC staff has previously reviewed the disclosure regarding the terminal illness benefit and SEC Relief in connection with the staff’s review of Post-Effective Amendment No. 12 to the Variable Universal Life Policy of Northwestern Mutual Variable Life Account II (File Nos. 333-230143; 811-21933), filed on February 14, 2025 (the “Post-Effective Amendment”). With regard to the Post-Effective Amendment, the SEC staff requested the addition of an example demonstrating the operation of the terminal illness benefit and had no comments on the disclosure addressing the Company’s reliance on the SEC Relief. The Amendment includes an example demonstrating the operation of the terminal illness benefit that is identical to the example which the Company prepared in response to the SEC staff comment on the Post-Effective Amendment.
We believe that the Amendment is complete and that the Registration Statement provides all information investors require for an informed decision as to whether to purchase a SVULP Policy. We respectfully request that the SEC staff review these materials as soon as possible. Requests for acceleration from the Company and from the principal underwriter for Account II accompany the Amendment and request acceleration of the effective date of the Amendment to on or before June 1, 2025.
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If you have any questions or comments regarding this letter or if there is anything that we can do to facilitate the SEC staff’s review of the Amendment, please call the undersigned at (414) 665-2092 or our outside counsel Thomas Bisset at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.
Very truly yours,
/s/ Terry R. Young
Terry R. Young
Assistant General Counsel and
Assistant Secretary
Enclosures
cc: Thomas Bisset